Document and Enityt Information Document	12 Months Ended
	Dec. 31, 2011	Mar. 12, 2012
Document Information [Line Items]
Entity Registrant Name	NEOSTEM, INC.
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Entity Central Index Key	0000320017
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		114,348,438